PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule Of Accounts Receivable Abstract
Advance to third parties	$ 381,326	$ 169,444
Advance to investment escrow account	1,000,000	1,000,000
Others	66	0
Ending balance	$ 1,381,392	$ 1,169,444